Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	PLUG POWER INC
Entity Central Index Key	0001093691
Trading Symbol	plug
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Sep. 30, 2012
Amendment Flag	true
Amendment Description	Amendment No. 1 to FORM S-1
Document Fiscal Year Focus	2012